16. Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and cash equivalents

For the purpose of the consolidated statement of financial position and the consolidated statement of cash flow, cash and short-term deposits comprise the following items:

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Cash at banks and on hand	88,633	30,008

Bank balances accrue interest at variable rates based on the bank deposits daily rates.